Goodwill and Intangible Assets	6 Months Ended
Oct. 02, 2015
Computer Sciences GS Business
Entity Information [Line Items]
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Goodwill

The following table summarizes the changes in the carrying amount of goodwill by segment for the six months ended October 2, 2015:

	Defense and Intelligence	Civil	Total
Balance as of April 3, 2015	$491,397	$311,185	$802,582
Welkin Divestiture	(10,717)	—	(10,717)
Tenacity Solutions Acquisition Working Capital Adjustment	(86)	—	(86)
Balance as of October 2, 2015	$480,594	$311,185	$791,779

The Computer Sciences GS Business tests goodwill for impairment on an annual basis, as of the first day of the second fiscal quarter, and between annual tests if an event occurs, or circumstances change, that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For the Computer Sciences GS Business’s annual goodwill impairment assessment as of July 4, 2015, the Computer Sciences GS Business first assesses qualitative factors to determine whether events or circumstances existed that would lead the Computer Sciences GS Business to conclude that it is more likely than not that the fair value of any of its reporting units was below their carrying amounts. If the Computer Sciences GS Business determines that it is not more likely than not, then proceeding to step one of the two-step goodwill impairment test is not necessary. The Computer Sciences GS Business chose to bypass the initial qualitative assessment and proceeded directly to the first step of the impairment test for all reporting units. Based on the results of the first step of the impairment test, the Computer Sciences GS business concluded that the fair value of each reporting unit significantly exceeded its carrying value and therefore the second step of the goodwill impairment test was not required.
As of October 2, 2015, the Computer Sciences GS Business assessed whether there were events or changes in circumstances that would more likely than not reduce the fair value of any of its reporting units below its carrying amount and require goodwill to be tested for impairment. The Computer Sciences GS Business determined that there have been no such indicators and therefore, it was unnecessary to perform an interim goodwill impairment assessment as of October 2, 2015.

Other Intangible Assets

A summary of amortizable intangible assets is as follows:

	As of
	October 2, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(112,747)	$17,403
Other intangible assets	53,550	(45,088)	8,462
Software	120,644	(79,160)	41,484
Total intangible assets	$304,344	$(236,995)	$67,349

	As of
	April 3, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer-related intangibles	$130,150	$(110,449)	$19,701
Other intangible assets	53,550	(39,846)	13,704
Software	110,805	(75,544)	35,261
Total intangible assets	$294,505	$(225,839)	$68,666

Amortization expense for the three months ended October 2, 2015 and October 3, 2014 was $7,890 and $8,879, respectively, including amortization of contract-related intangible assets as a reduction to revenues of $2,290 and $2,472 in each of the respective years. Amortization expense for the six months ended October 2, 2015 and October 3, 2014 was $15,509 and $17,463, respectively, including amortization of contract-related intangible assets as a reduction to revenues of $4,580 and $4,944 in each of the respective years.
Estimated amortization related to intangible assets as of October 2, 2015, for the remainder of fiscal year 2016 is $15,087, and for each of the fiscal years 2017, 2018, 2019 and 2020, is as follows: $18,840, $11,780, $7,919, and $5,328, respectively.

Purchased and internally developed software (for both external and internal use), net of accumulated amortization, consisted of the following:

	As of
	October 2, 2015	April 3, 2015
Purchased software	$36,953	$30,864
Internally developed software for external use	3,231	2,950
Internally developed software for internal use	1,300	1,447
Total software	$41,484	$35,261

Amortization expense related to purchased software was $3,607 and $3,784 for the three months ended October 2, 2015 and October 3, 2014, respectively. Amortization expense related to internally developed software for external use was $449 and $619 for the three months ended October 2, 2015 and October 3, 2014, respectively. Amortization expense related to internally developed software for internal use was $73 and $73 for the three months ended October 2, 2015 and October 3, 2014, respectively.
Amortization expense related to purchased software was $7,074 and $7,367 for the six months ended October 2, 2015 and October 3, 2014, respectively. Amortization expense related to internally developed software for external use was $749 and $1,237 for the six months ended October 2, 2015 and October 3, 2014, respectively. Amortization expense related to internally developed software for internal use was $147 and $147 for the six months ended October 2, 2015 and October 3, 2014, respectively.
Estimated amortization expense related to purchased and internally developed software, as of October 2, 2015, for the remainder of fiscal 2016 is $8,307, and for each of the fiscal years 2017, 2018, 2019 and 2020, is as follows: $13,142, $9,438, $5,870 and $3,668, respectively.